Cover	Apr. 10, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Amendment 1
Document Period End Date	Apr. 10, 2023
Entity File Number	000-56318
Entity Registrant Name	MBG Holdings Inc.
Entity Central Index Key	0001488638
Entity Tax Identification Number	27-2262006
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	MBG Holdings Inc.
Entity Address, Address Line Two	4301 West Bank Dr. Suite 110B
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78746
City Area Code	(512)
Local Phone Number	360-0459
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false